UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues	$ 6,695	$ 11,946	$ 13,444	$ 23,961
Direct operating costs	(5,465)	(10,928)	(10,867)	(21,806)
General and administrative expenses	(271)	(307)	(582)	(624)
Interest income (expense), net	(801)	(778)	(1,571)	(1,574)
Equity accounted income (loss)	23	31	15	54
Impairment reversal (expense), net	(14)	0	(14)	10
Gain (loss) on dispositions, net	6	84	220	99
Other income (expense), net	(103)	(100)	(186)	16
Income (loss) before income tax	70	(52)	459	136
Income tax (expense) recovery
Current	(119)	(122)	(316)	(212)
Deferred	184	239	248	344
Net income (loss)	135	65	391	268
Attributable to:
Limited partners	11	(7)	41	10
Non-controlling interests attributable to:
Redemption-exchange units	6	(6)	29	9
Special limited partner	0	0	0	0
BBUC exchangeable shares	9	(7)	36	9
Preferred securities	13	13	26	26
Interest of others in operating subsidiaries	96	72	259	214
Net income (loss)	$ 135	$ 65	$ 391	$ 268
Basic earnings (loss) per limited partner unit (in dollars per share)	$ 0.12	$ (0.10)	$ 0.49	$ 0.13
Diluted earnings (loss) per limited partner unit (in dollars per share)	$ 0.12	$ (0.10)	$ 0.49	$ 0.13